Consolidated Statements of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)
ASSETS
Goodwill	₨ 131,012	$ 1,738		₨ 116,980
Intangible assets	16,362	217		13,762
Property, plant and equipment	81,120	1,076		70,601
Right-of-use assets	16,748	222
Financial assets
Derivative assets				173
Investments	9,302	123		6,916
Trade receivables	6,049	80		4,373
Other financial assets	5,881	78		5,146
Investments accounted for using the equity method	1,383	18		1,235
Deferred tax assets	6,005	80		5,604
Non-current tax assets	11,414	151		20,603
Other non-current assets	11,935	158		15,872
Total non-current assets	297,211	3,941		261,265
Inventories	1,865	25		3,951
Financial assets
Derivative assets	3,025	40		4,931
Investments	189,635	2,515		220,716
Cash and cash equivalents	144,499	1,917		158,529
Trade receivables	104,474	1,386		100,489
Unbilled receivables	25,209	335		22,880
Other financial assets	8,614	114		14,611
Contract assets	17,143	228		15,038
Current tax assets	2,882	38		7,435
Other current assets	22,505	299		23,086
Total current assets excluding assets held for sale	519,851	6,897		571,666
Assets held for sale				240
Total current assets	519,851	6,897		571,906
TOTAL ASSETS	817,062	10,838		833,171
Share capital	11,427	152		12,068
Securities premium reserve	1,275	17		533
Retained earnings	519,907	6,896		534,700
Share based payment reserve	1,550	21		2,617
Other components of equity	23,299	309		18,198
Equity attributable to the equity holders of the Company	557,458	7,395		568,116
Non-controlling interest	1,875	25		2,637
TOTAL EQUITY	559,333	7,420		570,753
Financial liabilities
Long - term loans and borrowings	4,840	64		28,368
Derivative liabilities	138	2
Lease liabilities	12,638	168
Other financial liabilities	151	2
Deferred tax liabilities	2,825	37		3,417
Non-current tax liabilities	13,205	175		11,023
Other non-current liabilities	7,537	100		5,258
Provisions	2		[1]	2
Total non-current liabilities	41,336	548		48,068
Financial liabilities
Loans, borrowings and bank overdrafts	73,202	971		71,099
Derivative liabilities	7,231	96		1,310
Trade payables and accrued expenses	78,129	1,036		88,304
Lease liabilities	6,560	87
Other financial liabilities	899	12		644
Contract liabilities	18,775	249		24,768
Current tax liabilities	11,731	156		9,541
Other current liabilities	19,254	255		18,046
Provisions	612	8		638
Total current liabilities	216,393	2,870		214,350
TOTAL LIABILITIES	257,729	3,418		262,418
TOTAL EQUITY AND LIABILITIES	₨ 817,062	$ 10,838		₨ 833,171

[1]	Value is less than 1